Organization and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net loss	$ (3,285,410)	$ (10,614,118)	$ (14,591,675)	$ (6,108,117)
Net cash used in operating activities			(1,469,169)	(2,057,879)
Working capital	(14,213,930)
Stockholders' deficiency	(13,458,783)		(10,509,554)	(8,664,237)	$ (8,198,768)
Depreciation expense	$ 510	$ 844	$ 1,014	$ 4,207
Antidilutive shares excluded from EPS calculation			7,056,721	205,667
2016 Long-Term Incentive Plan [Member]
Stock authorized to be issued under plan			134,000	16,012,210